PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Premises and equipment
Premises and equipment, gross	$ 8,646	$ 8,518
Less accumulated depreciation	5,023	4,898
Premises and equipment, net	3,623	3,620
Land
Premises and equipment
Premises and equipment, gross	1,351	1,351
Office buildings and improvements
Premises and equipment
Premises and equipment, gross	5,451	5,432
Furniture, fixtures, and equipment
Premises and equipment
Premises and equipment, gross	$ 1,844	$ 1,735